Note 10 - Short-term Borrowings	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Short-term Debt [Text Block]
10.	SHORT-TERM BORROWINGS

For the year ended
December 31,
outstanding balances and related information of short-term borrowings, which includes securities sold under agreements to repurchase and short-term borrowings from other banks, are summarized as follows:

(Dollar amounts in thousands)	2018	2017

Balance at year-end	$90,398	$74,707
Average balance outstanding	42,231	63,910
Maximum month-end balance	101,857	114,025
Weighted-average rate at year-end	2.53%	1.36%
Weighted-average rate during the year	1.99%	1.18%

Average balances outstanding during the year represent daily average balances, and average interest rates represent interest expense divided by the related average balance.

The Company maintains a
$6.0
million line of credit at an adjustable rate, currently
5.75%,
a
$10.0
million line of credit at an adjustable rate, currently at
5.65%,
and a
$4.0
million line of credit at an adjustable rate, currently
5.81%.
At
December 31, 2018,
and
2017,
there were
no
outstanding borrowings under these lines of credit. The additional borrowing capacity on FHLB advances was
$27.0
million and
$41.5
million at
December 31, 2018
and
2017,
respectively.

The Company ended its participation in repurchase agreements in the fourth
quarter of
2018.
As such, the Company has
no
recognized liability related to repurchase agreements as of
December 31, 2018,
but retains ownership of securities purchased for this purpose in the amount of
$2.4
million as of this date. The following table provides detail regarding collateral pledged to secure the Company’s repurchase agreements, which are overnight and continuous, as of
December 31, 2017:

(Dollar amounts in thousands)	December 31, 2017

Repurchase agreements secured by:
Mortgage-backed securities in government sponsored entities	$2,040
Tax-exempt obligations of states and political subdivisions	495
Gross amount of pledged collateral	2,535

Gross amount of recognized liabilities	$1,989